Quarterly Data (Tables)	12 Months Ended
May 25, 2014
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Data
The following table summarizes unaudited quarterly data for fiscal 2014 and fiscal 2013:

	Fiscal 2014 - Quarters Ended
(in millions, except per share data)	Aug. 25	Nov. 24	Feb. 23	May 25	Total
Sales	$1,531.5	$1,485.6	$1,618.5	$1,650.1	$6,285.6
Earnings before income taxes	49.8	1.8	89.1	33.9	174.6
Earnings from continuing operations	42.2	6.0	86.6	48.4	183.2
Earnings from discontinued operations, net of tax	28.0	13.8	23.1	38.1	103.0
Net earnings	70.2	19.8	109.7	86.5	286.2
Basic net earnings per share:
Earnings from continuing operations	0.32	0.05	0.66	0.37	1.40
Earnings from discontinued operations	0.22	0.10	0.18	0.29	0.78
Net earnings	0.54	0.15	0.84	0.66	2.18
Diluted net earnings per share:
Earnings from continuing operations	0.32	0.05	0.65	0.36	1.38
Earnings from discontinued operations	0.21	0.10	0.17	0.29	0.77
Net earnings	0.53	0.15	0.82	0.65	2.15
Dividends paid per share	0.55	0.55	0.55	0.55	2.20
Stock price:
High	55.25	53.99	54.89	52.50	55.25
Low	46.62	44.78	47.05	47.83	44.78

	Fiscal 2013 - Quarters Ended
(in millions, except per share data)	Aug. 26	Nov. 25	Feb. 24	May 26	Total
Sales	$1,373.3	$1,369.3	$1,586.0	$1,592.4	$5,921.0
Earnings before income taxes	75.6	9.5	105.7	83.1	274.0
Earnings from continuing operations	62.9	7.8	88.0	78.5	237.3
Earnings from discontinued operations, net of tax	47.9	25.8	46.4	54.7	174.6
Net earnings	110.8	33.6	134.4	133.2	411.9
Basic net earnings per share:
Earnings from continuing operations	0.49	0.06	0.68	0.60	1.84
Earnings from discontinued operations	0.37	0.20	0.36	0.43	1.35
Net earnings	0.86	0.26	1.04	1.03	3.19
Diluted net earnings per share:
Earnings from continuing operations	0.48	0.06	0.67	0.59	1.80
Earnings from discontinued operations	0.37	0.20	0.35	0.42	1.33
Net earnings	0.85	0.26	1.02	1.01	3.13
Dividends paid per share	0.50	0.50	0.50	0.50	2.00
Stock price:
High	54.09	57.93	54.19	54.21	57.93
Low	48.39	50.00	44.11	44.81	44.11